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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2006

           Check here if Amendment  [_];   Amendment Number: ______

            This Amendment (Check only one.): [_] is a restatement.
                        [_]  adds new holdings entries.

          Institutional Investment Manager Filing this Report:

                     Name: Trent Capital Management, Inc.
                        Address: 3150 North Elm Street
                                   Suite 204
                             Greensboro, NC 27408

                        Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name: David Labiak
   Title: Chief Financial Officer
   Phone: (336) 282-9302

Signature, Place, and Date of Signing:

                                 Greensboro,
     /s/ David Labiak           North Carolina           October 25, 2006
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included       None

Managers:

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total: 90,410

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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
                                                                                       Voting Authority
                        Title of           Value in                Investment  Other   ----------------
Name of Issuer           Class     CUSIP   (x$1000) Shares  SH/PRN Discretion Managers  Sole    Shared  None
--------------          -------- --------- -------- ------- ------ ---------- -------- -------  ------  ----
Nokia                     COM    654902204   5280   268,176   SH      Sole             268,176
First Data                COM    319963104   5239   124,745   SH      Sole             124,745
American Express          COM    025816109   4946    88,203   SH      Sole              88,203
Bed Bath & Beyond         COM    075896100   4703   122,935   SH      Sole             122,935
Bank of America           COM    060505104   4673    87,231   SH      Sole              87,231
Procter & Gamble          COM    742718109   4471    72,135   SH      Sole              72,135
Harley-Davidson           COM    412822108   4402    70,145   SH      Sole              70,145
Pepsico                   COM    713448108   4263    65,330   SH      Sole              65,330
3M                        COM    88579Y101   4212    56,595   SH      Sole              56,595
Johnson & Johnson         COM    478160104   4076    62,771   SH      Sole              62,771
Cardinal Health           COM    14149Y108   4075    61,993   SH      Sole              61,993
Omnicom Group             COM    681919106   4059    43,370   SH      Sole              43,370
Illinois Tool Works       COM    452308109   3938    87,710   SH      Sole              87,710
Berkshire Hathaway        COM    084670207   3672     1,157   SH      Sole               1,157
Dollar General            COM    256669102   3349   245,698   SH      Sole             245,698
Estee Lauder              COM    518439104   3311    82,095   SH      Sole              82,095
Gannett                   COM    364730101   2607    45,874   SH      Sole              45,874
AllianceBernstein         COM    01881G106   1428    20,700   SH      Sole              20,700
American Capital          COM    01855A101   1420    35,970   SH      Sole              35,970
First Industrial Realty   COM    313400301   1411    32,058   SH      Sole              32,058
Liberty Property Trust    COM    531172104   1400    29,288   SH      Sole              29,288
Highwoods Properties      COM    431284108   1394    37,455   SH      Sole              37,455
Senior Housing            COM    81721M109   1143    53,545   SH      Sole              53,545
Lloyds TSB Group          COM    539439109   1098    27,100   SH      Sole              27,100
Enterprise Products       COM    293792107    963    36,015   SH      Sole              36,015
Hospitality Properties    COM    44106M102    906    19,192   SH      Sole              19,192
CapitalSource             COM    14055X102    887    34,340   SH      Sole              34,340
Valero                    COM    91913W104    679    13,587   SH      Sole              13,587
Teppco Partners           COM    872384102    632    17,010   SH      Sole              17,010
Apartment Investment      COM    03748R101    606    11,140   SH      Sole              11,140
Progress Energy           COM    743263105    509    11,209   SH      Sole              11,209
PNC Financial             COM    693475105    504     6,962   SH      Sole               6,962
Plains All American       COM    726503105    417     9,035   SH      Sole               9,035
Pfizer Inc.               COM    717081103    387    13,632   SH      Sole              13,632
W.P. Stewart              COM    G84922106    384    30,835   SH      Sole              30,835
Boston Properties         COM    101121101    380     3,676   SH      Sole               3,676
Regions Financial         COM    7591EP100    361     9,805   SH      Sole               9,805
General Elec Co.          COM    369604103    349     9,875   SH      Sole               9,875
Prologis Trust            COM    743410102    311     5,445   SH      Sole               5,445
Archstone Smith           COM    039583109    288     5,290   SH      Sole               5,290
Fannie Mae                COM    313586109    277     4,958   SH      Sole               4,958
Home Depot                COM    437076102    226     6,239   SH      Sole               6,239
National City             COM    635405103    222     6,060   SH      Sole               6,060
Duke Energy               COM    264399106    219      7257   SH      Sole               7,257
Kimberly-Clark            COM    494368103  200.3      3065   SH      Sole               3,065
Flextronics               COM    Y2573F102  132.0     10445   SH      Sole              10,445
Pharmanetics              COM    71713J107    0.2     12520   SH      Sole              12,520